Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Operating activities:
Net income	[1]	$ 202	$ 46	[2],[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		185	177	[2]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		168	139	[2]
Undistributed income (loss) of unconsolidated subsidiaries		10	8	[2]
Other non-cash items		50	38	[2]
Changes in operating assets and liabilities:
Provisions		(126)	(73)	[2]
Deferred income taxes		(24)	(24)	[2]
Trade and financing receivables related to sales, net		185	201	[2]
Inventories, net		(755)	(564)	[2]
Trade payables		145	198	[2]
Other assets and liabilities		(114)	(132)	[2]
Net cash provided by (used in) operating activities		(74)	14	[2]
Investing activities:
Additions to retail receivables		(959)	(846)	[2]
Collections of retail receivables		1,089	1,050	[2]
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments		1	2	[2]
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments		(62)	(74)	[2]
Expenditures for assets under operating leases and assets sold under buy-back commitments		(305)	(393)	[2]
Other		(47)	(72)	[2]
Net cash used in investing activities		(283)	(333)	[2]
Financing activities:
Proceeds from long-term debt		3,039	2,851	[2]
Payments of long-term debt		(4,398)	(3,869)	[2]
Net increase (decrease) in other financial liabilities		(69)	71	[2]
Dividends paid		(1)	(1)	[2]
Other		(90)
Net cash used in financing activities		(1,519)	(948)	[2]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		64	80	[2]
Decrease in cash and cash equivalents and restricted cash		(1,812)	(1,187)	[2]
Cash and cash equivalents and restricted cash, beginning of year		6,200	5,854	[2]
Cash and cash equivalents and restricted cash, end of period		4,388	4,667	[2]
Industrial Activities [Member]
Operating activities:
Net income		202	46
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		184	176
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		102	74
Undistributed income (loss) of unconsolidated subsidiaries		(30)	31
Other non-cash items		30	14
Changes in operating assets and liabilities:
Provisions		(119)	(67)
Deferred income taxes		(7)	(14)
Trade and financing receivables related to sales, net		(41)	72
Inventories, net		(848)	(691)
Trade payables		167	254
Other assets and liabilities		(194)	(154)
Net cash provided by (used in) operating activities		(554)	(259)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments		1	2
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments		(61)	(74)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(196)	(229)
Other		109	(496)
Net cash used in investing activities		(147)	(797)
Financing activities:
Proceeds from long-term debt		1	120
Payments of long-term debt		(1,081)	(238)
Net increase (decrease) in other financial liabilities		23	14
Dividends paid		(1)	(1)
Other		(90)
Net cash used in financing activities		(1,148)	(105)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		68	69
Decrease in cash and cash equivalents and restricted cash		(1,781)	(1,092)
Cash and cash equivalents and restricted cash, beginning of year		4,901	4,649
Cash and cash equivalents and restricted cash, end of period		3,120	3,557
Financial Activities [Member]
Operating activities:
Net income		103	87
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		66	65
Undistributed income (loss) of unconsolidated subsidiaries		(11)	(6)
Other non-cash items		20	24
Changes in operating assets and liabilities:
Provisions		(7)	(6)
Deferred income taxes		(17)	(10)
Trade and financing receivables related to sales, net		234	131
Inventories, net		93	127
Trade payables		(28)	(60)
Other assets and liabilities		78	24
Net cash provided by (used in) operating activities		532	377
Investing activities:
Additions to retail receivables		(959)	(846)
Collections of retail receivables		1,089	1,050
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments		(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(109)	(164)
Other		(156)	424
Net cash used in investing activities		(136)	464
Financing activities:
Proceeds from long-term debt		3,038	2,731
Payments of long-term debt		(3,317)	(3,631)
Net increase (decrease) in other financial liabilities		(92)	57
Dividends paid		(52)	(104)
Net cash used in financing activities		(423)	(947)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(4)	11
Decrease in cash and cash equivalents and restricted cash		(31)	(95)
Cash and cash equivalents and restricted cash, beginning of year		1,299	1,205
Cash and cash equivalents and restricted cash, end of period		$ 1,268	$ 1,110

[1]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[2]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).